Taxation - Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (6,318)	$ (65,457)	$ (36,536)
Income tax at statutory rates in the PRC	(1,580)	(16,364)	(9,134)
Non-deductible expenses	276	4,173	1,763
Different tax rates in other jurisdictions	1,427	6,278	2,661
Change in valuation allowance	3,460	6,985	4,823
Income tax expense	$ 3,583	$ 1,072	$ 113
Income tax at statutory rates in the PRC, Percent	25.00%	25.00%	25.00%
Non-deductible expenses, Percent	(4.00%)	(6.00%)	(5.00%)
Different tax rates in other jurisdictions, Percent	(23.00%)	(9.00%)	(7.00%)
Change in valuation allowance, Percent	(55.00%)	(10.00%)	(13.00%)
Effective tax rate	(57.00%)	0.00%	0.00%